Expense Example - Mango Growth ETF - Mango Growth ETF Shares	Dec. 17, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 79
Expense Example, with Redemption, 3 Years	$ 246